Schedule of Range of key Inputs at Issuance (Details)		Jun. 30, 2025		Jun. 12, 2025	May 09, 2025	Apr. 17, 2025	Mar. 31, 2025	Feb. 07, 2025	Dec. 31, 2024		Dec. 12, 2024	Dec. 10, 2024		Sep. 24, 2024		Sep. 13, 2024	Aug. 16, 2024	Jul. 22, 2024
March Two Thousand Twenty Five Agile Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.38					0.62
March Two Thousand Twenty Five Agile Note [Member] | Measurement Input Interest Rate [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		14.59					13.12
June Two Thousand Twenty Five Agile Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.47		0.52
June Two Thousand Twenty Five Agile Note [Member] | Measurement Input, Expected Term [Member] | Measurement Input Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input				15.95
June Two Thousand Twenty Five Agile Note [Member] | Measurement Input Interest Rate [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		14.54
September 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.08							0.59					0.86
September 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									15.30					82.40
Stock price		5.89							1.53
September 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		4.19							4.23					4.34
September 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		141	[1]						264	[1]				192	[2]
September 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		98							80					80
September 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		2							20					20
September 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.00							0.00					0.00
December 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.30							0.80			0.86
December 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									15.30			20.50
Stock price		5.89							1.53
December 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		4.19							4.19			4.29
December 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		100	[1]						232	[1]		222	[2]
December 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		90							75			75
December 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		10							25			25
December 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.00							0.00			0.00
February 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.47						0.86
February 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		5.89						1.51
February 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		4.19						4.22
February 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]	96						237
February 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		90						75
February 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		10						25
February 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.00						0.00
April 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.64				0.84
April 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		5.89				10.56
April 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		4.20				4.16
April 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]	123				160
April 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		85				80
April 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		15				20
April 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.00				0.00
May 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.64			0.78
May 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		5.89			9.98
May 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		4.20			4.21
May 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]	123			143
May 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		85			80
May 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		15			20
May 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.00			0.00
July Agile Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input																		0.55
July Agile Note [Member] | Measurement Input Interest Rate [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input											9.30							18.92
September Agile Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input											0.43					0.48
September Agile Note [Member] | Measurement Input Interest Rate [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input											9.33					14.37
December Agile Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									0.56		0.61
December Agile Note [Member] | Measurement Input Interest Rate [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									10.13		9.48
August 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									0.46								0.84
August 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									15.30								55.80
August 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									4.25								5.00
August 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]								191								114
August 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									80								80
August 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									20								20
August 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									0.00								0.00

[1]	The Company utilized historical equity volatility in measurement of the fair value of the notes.
[2]	The Company utilized historical equity volatility in measurement of the fair value of the notes.